Business Acquisition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the Acquisition Date (in thousands):

Cash	$18,390
Accounts receivable	2,182
Inventory	49
Prepaid expenses and other current assets	259
Property and equipment	67
Right-of-use assets	1,927
Other net assets	675
Intangible assets	31,846
Goodwill	45,351
Accounts payable	(7,427)
Accrued expenses and other current liabilities	(3,901)
Current maturities of long-term debt	(566)
Long-term debt	(2,546)
Other non-current liabilities	(11,981)

Net assets acquired	$74,325

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Cash	$48
Restricted cash	245
Accounts receivable	78
Prepaid expenses and other current assets	60
Intangible assets	4,430
Goodwill	31,931
Accounts payable	(1,180)
Accrued expenses and other current liabilities	(677)

Net assets acquired	$34,935

Schedule of Purchase Consideration

The following table summarizes the purchase consideration (in thousands):

Fair value of common stock	$21,306
Cash consideration	759
Fair value of milestone payments	9,470
Fair value of earnouts	3,400

Total purchase consideration	$34,935

Schedule of Components of Intangible Assets Acquired
The following table sets forth the components of identifiable intangible assets acquired (in thousands) and their estimated useful lives (in years) as of the Acquisition Date:

	Cost	Estimated Useful Life
Tradename	$2,173	Indefinite
Supplier relationships	19,963	5 years
Customer relationships	5,500	4 years
Developed technology	4,210	3 years

Total acquired intangible assets	$31,846

The following table sets forth the components of identifiable intangible assets acquired (in thousands) and their estimated useful lives (in years) as of the date of acquisition (in thousands):

	Cost	Estimated Useful Life
Customer relationships	1,530	2 years
Developed technology	2,900	5 years

Total acquired intangible assets	$4,430